CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2014 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash considerations received for sale of subsidiaries	¥ 13,901
Cash balance transferred to the acquirers	¥ 11,427